UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21769
Highland Special Situations Fund
(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 800
Dallas, TX 75240
(Address of principal executive offices) (Zip code)
James D. Dondero
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, TX 75240
(Name and address of agent for service)
Registrant’s telephone number, including area code: 877-665-1287
Date of fiscal year end: December 31
Date of reporting period: July 1, 2007 – June 30, 2008
Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD
FOR PERIOD JULY 1, 2007 TO JUNE 30, 2008
RESTORATION OPPORTUNITIES FUND
     EXELON CORPORATION

Security:	30161N101	Agenda Number:	932833874
Ticker:	EXC	Meeting Type:	Annual
ISIN:	US30161N1019	Meeting Date:	29-Apr-08

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
1A	Election of Directors (Majority Voting)	Mgmt	No vote

1B	Election of Directors (Majority Voting)	Mgmt	No vote

1C	Election of Directors (Majority Voting)	Mgmt	No vote

1D	Election of Directors (Majority Voting)	Mgmt	No vote

02	Ratify Appointment of Independent Auditors	Mgmt	No vote

03	Miscellaneous Shareholder Proposal	Shr	No vote

     GRAY TELEVISION INC

Security:	389375106	Agenda Number:	932877535
Ticker:	GTN	Meeting Type:	Annual
ISIN:	US3893751061	Meeting Date:	04-Jun-08

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Election of Directors

	1 RICHARD L. BOGER	Mgmt	For	For

	2 RAY M. DEAVER	Mgmt	For	For

	3 T.L. ELDER	Mgmt	For	For

	4 HILTON H. HOWELL, JR.	Mgmt	For	For

	5 WILLIAM E. MAYHER, III	Mgmt	For	For

	6 ZELL B. MILLER	Mgmt	For	For

	7 HOWELL W. NEWTON	Mgmt	For	For

	8 HUGH E. NORTON	Mgmt	For	For

	9 ROBERT S. PRATHER, JR.	Mgmt	For	For

	10 HARRIETT J. ROBINSON	Mgmt	For	For

	11 J. MACK ROBINSON	Mgmt	For	For

     KEY ENERGY SERVICES, INC.

Security:	492914106	Agenda Number:	932788512
Ticker:	KEG	Meeting Type:	Annual
ISIN:	US4929141061	Meeting Date:	06-Dec-07

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Election of Directors

	1 LYNN R. COLEMAN	Mgmt	For	For

	2 KEVIN P. COLLINS	Mgmt	For	For

	3 W. PHILLIP MARCUM	Mgmt	For	For

	4 WILLIAM F. OWENS	Mgmt	For	For

02	Approve Stock Compensation Plan	Mgmt	For	For

03	Ratify Appointment of Independent Auditors	Mgmt	For	For

     KEY ENERGY SERVICES, INC.

Security:	492914106	Agenda Number:	932869603
Ticker:	KEG	Meeting Type:	Annual
ISIN:	US4929141061	Meeting Date:	05-Jun-08

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Election of Directors

	1 DAVID J. BREAZZANO	Mgmt	No vote

	2 WILLIAM D. FERTIG	Mgmt	No vote

	3 J. ROBINSON WEST	Mgmt	No vote

	4 ROBERT K. REEVES	Mgmt	No vote

02	Ratify Appointment of Independent Auditors	Mgmt	No vote

     MIRANT CORPORATION

Security:	60467R100	Agenda Number:	932838874
Ticker:	MIR	Meeting Type:	Annual
ISIN:	US60467R1005	Meeting Date:	07-May-08

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Election of Directors

	1 THOMAS W. CASON	Mgmt	No vote

	2 A.D. (PETE) CORRELL	Mgmt	No vote

	3 TERRY G. DALLAS	Mgmt	No vote

	4 THOMAS H. JOHNSON	Mgmt	No vote

	5 JOHN T. MILLER	Mgmt	No vote

	6 EDWARD R. MULLER	Mgmt	No vote

	7 ROBERT C. MURRAY	Mgmt	No vote

	8 JOHN M. QUAIN	Mgmt	No vote

	9 WILLIAM L. THACKER	Mgmt	No vote

02	Ratify Appointment of Independent Auditors	Mgmt	No vote

     OWENS CORNING

Security:	690742101	Agenda Number:	932783930
Ticker:	OC	Meeting Type:	Annual
ISIN:	US6907421019	Meeting Date:	06-Dec-07

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Election of Directors

	1 RALPH F. HAKE	Mgmt	For	For

	2 F. PHILIP HANDY	Mgmt	For	For

	3 MARC SOLE	Mgmt	For	For

	4 MICHAEL H. THAMAN	Mgmt	For	For

	5 DANIEL K.K. TSEUNG	Mgmt	For	For

02	Amend Stock Option Plan	Mgmt	Against	Against

03	Ratify Appointment of Independent Auditors	Mgmt	For	For

     PORTLAND GENERAL ELECTRIC CO

Security:	736508847	Agenda Number:	932833444
Ticker:	POR	Meeting Type:	Annual
ISIN:	US7365088472	Meeting Date:	07-May-08

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Election of Directors

	1 JOHN W. BALLANTINE	Mgmt	No vote

	2 RODNEY L. BROWN, JR.	Mgmt	No vote

	3 DAVID A. DIETZLER	Mgmt	No vote

	4 PEGGY Y. FOWLER	Mgmt	No vote

	5 MARK B. GANZ	Mgmt	No vote

	6 CORBIN A. MCNEILL, JR.	Mgmt	No vote

	7 NEIL J. NELSON	Mgmt	No vote

	8 M. LEE PELTON	Mgmt	No vote

	9 MARIA M. POPE	Mgmt	No vote

	10 ROBERT T.F. REID	Mgmt	No vote

02	Ratify Appointment of Independent Auditors	Mgmt	No vote

03	Amend Stock Compensation Plan	Mgmt	No vote

04	Approve Cash/Stock Bonus Plan	Mgmt	No vote

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant Highland Special Situations Fund

By (Signature and Title)*	/s/ James D. Dondero
James D. Dondero, President (Principal Executive Officer)

Date	August 28, 2008

*	Print the name and title of each signing officer under his or her signature.